Intangible asset, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset

Intangible asset, net consists of the following:

	September 30,	December 31,
	2024	2023
	(Unaudited)
Land use rights	$2,163,277	$2,138,833
Less: Accumulated amortization	(173,062)	(137,720)
Intangible asset, net	1,990,215	2,001,113

Intangible asset, net consists of the following:

	December 31,	December 31,
	2023	2022

Land use rights	$2,138,833	$2,201,040
Less: Accumulated amortization	(137,720)	(97,705)
Intangible asset, net	2,001,113	2,103,335